UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  July 31, 2011

Date of reporting period:  July 31, 2011

Item 1. Reports to Stockholders.

ANNUAL REPORT
July 31, 2011

O’Shaughnessy All Cap Core Fund
Class A Shares – OFAAX
Class C Shares – OFACX
Class I Shares – OFAIX

O’Shaughnessy Enhanced Dividend Fund
Class A Shares – OFDAX
Class C Shares – OFDCX
Class I Shares – OFDIX

O’Shaughnessy Small/Mid Cap Growth Fund
Class A Shares – OFMAX
Class I Shares – OFMIX

O’Shaughnessy Mutual Funds

All Cap Core Fund

The O’Shaughnessy All Cap Core Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of July 2011, equity markets posted strong returns despite the recent downturn.  However; the Class A shares of the All Cap Core Fund underperformed the benchmarks, returning 21.26% (without the effect of sales charges) while the Russell 3000® Index returned 23.73% and the S&P 500® Index returned 21.96% for the since inception period ended July 31st, 2011.

Since the inception of the Fund, growth stocks led value stocks and small cap stocks led large cap stocks.  Because the All Cap Core Fund has a higher exposure to large cap value stocks relative to small cap growth stocks, the Fund underperformed slightly.  Several Information Technology and Industrial stocks were the worst drags on performance, including Hewlett-Packard Co. and Akamai Technologies Inc.  Performance was boosted, however, by several over weights to stocks such as priceline.com Inc., Verizon Communications Inc., and McDonald’s Corp. which have all done very well since the Fund’s inception.

Based on our key factors of high yield, attractive valuation, and high momentum, the Fund was hurt by stock selection in the Energy, Industrials, and Information Technology sectors. The Fund was helped by stock selection in the Consumer Discretionary, Financials and Materials sectors.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations and momentum to outperform in the years to come.

Enhanced Dividend Fund

The O’Shaughnessy Enhanced Dividend Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of July 2011, equity markets posted strong returns despite the recent downturn.  However, the Class A shares of the Enhanced Dividend Fund underperformed the benchmarks, returning 17.76% (without the effect of sales charges) while the MSCI All Country World Index returned 20.08% and the Russell 1000® Value Index returned 19.09% for the since inception period ended July 31, 2011.

Since the inception of the Fund, growth stocks led value stocks and small cap stocks led large cap stocks.  Because the Enhanced Dividend Fund emphasizes larger value stocks, the Fund underperformed during the period.  Several high yielding stocks did well, however. In particular, significant over weights such as Reynolds American Inc, Telecomunicacoes de Sao Paulo S/A, and Vivo Participacoes S A helped performance – all have had impressive dividend yields and strong returns since the Fund’s inception. Holdings like Nintendo Co. Ltd., Nokia Corp. and Mobile TeleSystems were down significantly for the year and detracted from performance.

Selecting securities based on high yield led to a very substantial overweight in the telecommunications sector, with an average weight of 39.3% versus an average benchmark weight of just 4.8%.  Although the Telecommunication sector was among the weaker performers through July, we believe the sector continues to offer extremely attractive yields relative to other economic sectors.

Based on our historical research back to 1926, large cap, market-leading stocks with high dividend yields are very strong performers relative to the overall market in the long run. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields to outperform in the years to come.

Small/Mid Cap Growth Fund

The O’Shaughnessy Small/Mid Cap Growth Fund incepted on August 16th, 2010.  From the Fund’s inception to the end of July 2011, equity markets posted strong returns despite the recent downturn.  However, the Class A shares of the Small/Mid Cap Growth Fund underperformed the benchmark, returning 30.42% (without the effect of sales charges) while the Russell 2500™ Growth Index returned 36.43% for the since inception period ended July 31, 2011.

Since the inception of the Fund, growth stocks led value stocks and small cap stocks led large cap stocks.  Because the Small/Mid Cap Growth Fund has a high exposure to smaller cap stocks with high momentum, it did

O’Shaughnessy Mutual Funds

well relative to the broad market but exposure to high volatility stocks caused it to lag its benchmark – especially during the market downturn since the April 2011 highs.

Based on the our key factors of reasonable valuation, strong earnings growth and strong momentum, the Fund was particularly hurt in the Information Technology sector, where stock selection was very weak and caused the majority of the Fund’s underperformance relative to the Russell 2500 Growth Index for the period.  In particular, positions in Power-One Inc. and Finisar Corp. dragged on performance.  Both stocks had sharply negative returns during a period when the market was up. The main positive contribution to return came from the Consumer Discretionary sector due to holdings such as Lululemon Athletica inc. and Las Vegas Sands Corp.

Based on our historical research, the factors that we emphasize in the Fund should outperform over longer holding periods, but have shorter periods of time when they do not work. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive valuations and strong earnings and price momentum to outperform in the years to come.

Outlook

OSAM believes that valuation and market sentiment are two essential metrics when evaluating equity markets.  Our historical research, dating back to the 1920’s has shown us that typically equities have been able to post strong returns following periods when stocks are attractively valued (e.g., low P/E) and following periods where market sentiment was pessimistic.  We continue to believe that equities remain attractively valued as corporate earnings over the past several quarters have been very strong.  As has been made evident during the recent market panic, concern over the economy and an untold number of external events can lead to extremely short term volatility in the equity markets.  It is easy to understand in the current environment why consumer confidence remains very low. Paltry economic growth, stubbornly high unemployment, fiscal deficits in the U.S. and fears about sovereign debt contagion in Europe all conspire to weigh on sentiment.

Our research has shown that investors can benefit from the more attractive valuations that result when these fears persist and negative sentiment is priced into the stock market. OSAM conducted research on the historical correlations between forward market performance and periods of economic concerns similar to those the firm hears prevalently mentioned in the current economic environment— low Gross Domestic Product growth, higher unemployment, increasing taxes and low consumer confidence.  OSAM has found little to no correlation between these items and the one-, three- and five-year forward returns of equities. In fact, if any relationship exists, it is contrarian. Historically, investing in times when economic indicators have been weak has boded well for the long-term equity investor.  Interestingly, of the four economic conditions mentioned above, the strongest correlation with forward returns of the market is a negative correlation with consumer confidence.  The research indicates that the five-year forward return for the market has been considerably higher coming out of the periods of lower consumer confidence than higher confidence.  OSAM believes this is because during times of economic stress, nervous investors take out their anxiety on the market, driving down the price of stocks below their intrinsic value, thus creating opportunities for those willing to withstand such emotion.  The consumer confidence rating for November 2010 was among the lowest readings on record going back to 1952, ranking in the most pessimistic of ten deciles.  Historically, the S&P 500 Index has annualized at a five-year rate of 11.5% coming out of similar periods.  In contrast, following the most optimistic periods with the highest consumer confidence, the index posted an average annual return of -2.4% for the next five years. OSAM believes this bodes well for long-term investors.

Many of our favorite quotes about contrarian investing (“buy when there is blood in the streets,” “be greedy when others are fearful”) highlight the fact that during periods of extreme emotion, investors should be opportunistic, not reactionary. We advocate a non-emotional response to this market selloff.  We suggest those with at least a 3 year time horizon may want to consider incrementally using any cash to buy stocks with cheap valuations, high yields, and/or strong momentum. These are the type of securities we seek to own in the O’Shaughnessy All Cap Core Fund, the O’Shaughnessy Enhanced Dividend Fund, and the O’Shaughnessy Small/Mid Cap Growth Fund.

O’Shaughnessy Mutual Funds

Past performance does not guarantee future results.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. REITS and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid.

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of fund holdings.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.  The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.  The Standard & Poor’s 500® Index is a market-weighted index of 500 widely held common stocks of companies chosen for market size, liquidity and current index membership.  The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.  You cannot invest directly in an index.

Price to earnings (P/E) ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

Correlation is a measure of the interdependence of two random variables.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Funds are distributed by Quasar Distributors, LLC.

O’SHAUGHNESSY ALL CAP CORE FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy All Cap Core Fund – Class I Shares vs the Russell 3000® Index and the S&P 500® Index

Total Return:	Since Inception(1)
O’Shaughnessy All Cap Core Fund – Class A (with sales load)	14.94%
O’Shaughnessy All Cap Core Fund – Class A (without sales load)	21.26%
O’Shaughnessy All Cap Core Fund – Class C (with CDSC)	18.65%
O’Shaughnessy All Cap Core Fund – Class C (without CDSC)	19.65%
O’Shaughnessy All Cap Core Fund – Class I	20.89%
Russell 3000® Index	23.73%
S&P 500® Index	21.96%

Total Annual Fund Operating Expenses:
Class A Shares – 24.46%; Class C Shares – 25.21%; Class I Shares – 24.21%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The S&P 500® Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation.

(1)The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY ENHANCED DIVIDEND FUND
Comparison of the change in value of a $100,000 investment in the O’Shaughnessy Enhanced
Dividend Fund – Class I Shares vs the MSCI AC World Index and the Russell 1000® Value Index

Total Return:	Since Inception(1)
O’Shaughnessy Enhanced Dividend Fund – Class A (with sales load)	11.62%
O’Shaughnessy Enhanced Dividend Fund – Class A (without sales load)	17.76%
O’Shaughnessy Enhanced Dividend Fund – Class C (with CDSC)	16.00%
O’Shaughnessy Enhanced Dividend Fund – Class C (without CDSC)	17.00%
O’Shaughnessy Enhanced Dividend Fund – Class I	18.16%
MSCI All Country World Index	20.08%
Russell 1000® Value Index	19.09%

Total Annual Fund Operating Expenses:
Class A Shares – 24.43%; Class C Shares – 25.18%; Class I Shares – 24.18%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure the equity market performance in the global developed and emerging markets. The term “free-float” represents the portion of shares outstanding that are deemed to be available for purchase in the public equity markets by investors.

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

(1)The Fund commenced operations on August 16, 2010.

O’SHAUGHNESSY SMALL/MID CAP GROWTH FUND
Comparison of the change in value of a $100,000 investment in the
O’Shaughnessy Small/Mid Cap Growth Fund – Class I Shares vs the Russell 2500™ Growth Index

Total Return:	Since Inception(1)
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (with sales load)	23.62%
O’Shaughnessy Small/Mid Cap Growth Fund – Class A (without sales load)	30.42%
O’Shaughnessy Small/Mid Cap Growth Fund – Class I	30.72%
Russell 2500™ Growth Index	36.43%

Total Annual Fund Operating Expenses: Class A Shares – 20.78%; Class I Shares – 20.53%

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-291-7827.

Returns reflect the reinvestment of dividends and capital gain distributions.  Fee waivers are in effect. In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Performance data shown does not reflect the 2% redemption fee imposed on shares held for 90 days or less.  If it did, total returns would be reduced.  This chart does not imply any future performance.  Indices do not incur expenses and are not available for investment.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

(1)The Fund commenced operations on August 16, 2010.

O’Shaughnessy Mutual Funds

Expense Example
at July 31, 2011 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (2/1/11 – 7/31/11).

Actual Expenses
For each class of each fund, two lines are presented in the tables below – the first line for each class provides information about actual account values and actual expenses, with actual net expenses being limited to 1.24% for Class A shares of the All Cap Core Fund and the Enhanced Dividend Fund, 1.44% for Class A shares of the Small/Mid Cap Growth Fund, 1.99% for Class C shares of the All Cap Core Fund and the Enhanced Dividend Fund, 0.99% for Class I shares of the All Cap Core Fund and the Enhanced Dividend Fund, and 1.19% for Class I shares of the Small/Mid Cap Growth Fund, per the advisory agreement. In addition, you may be assessed a fee for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

O’Shaughnessy Mutual Funds

Expense Example (Continued)
at July 31, 2011 (Unaudited)

All Cap Core Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/11	7/31/11	(2/1/11 - 7/31/11)
Class A Actual	$1,000.00	$1,009.20	$6.18
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$6.21

Class C Actual	$1,000.00	$ 999.20	$9.86
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.93	$9.94

Class I Actual	$1,000.00	$1,004.20	$4.92
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Enhanced Dividend Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/11	7/31/11	(2/1/11 - 7/31/11)
Class A Actual	$1,000.00	$1,033.40	$ 6.25
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,018.65	$ 6.21

Class C Actual	$1,000.00	$1,029.10	$10.01
Class C Hypothetical
(5% return before expenses)	$1,000.00	$1,014.93	$ 9.94

Class I Actual	$1,000.00	$1,034.10	$ 4.99
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$ 4.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, 1.99%, and 0.99% for Class A, Class C, and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

Small/Mid Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	2/1/11	7/31/11	(2/1/11 - 7/31/11)
Class A Actual	$1,000.00	$1,017.30	$7.20
Class A Hypothetical
(5% return before expenses)	$1,000.00	$1,017.65	$7.20

Class I Actual	$1,000.00	$1,018.10	$5.95
Class I Hypothetical
(5% return before expenses)	$1,000.00	$1,018.89	$5.96

*
Expenses are equal to the Fund’s annualized expense ratio of 1.44% and 1.19% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy All Cap Core Fund

Sector Allocation of Portfolio Assets
at July 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy Enhanced Dividend Fund

Sector Allocation of Portfolio Assets
at July 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy Small/Mid Cap Growth Fund

Sector Allocation of Portfolio Assets
at July 31, 2011 (Unaudited)

Percentages represent market value as a percentage of total investments.

O’Shaughnessy All Cap Core Fund

Schedule of Investments
at July 31, 2011

Shares		Value
	COMMON STOCKS – 96.31%
	Aerospace & Defense – 4.62%
1,021	Ceradyne, Inc.*	$33,091
1,562	Hexcel Corp.*	37,394
8,500	Lockheed Martin Corp.	643,705
2,479	Northrop Grumman Corp.	150,004
12,996	Raytheon Co.	581,311
364	United Technologies Corp.	30,154
		1,475,659
	Airlines – 0.21%
10,873	US Airways Group, Inc.*	67,848

	Auto Components – 0.88%
3,123	Goodyear Tire & Rubber Co.*	50,499
4,748	Magna International, Inc.#	231,560
		282,059
	Automobiles – 0.12%
3,060	Ford Motor Co.*	37,363

	Beverages – 3.90%
9,382	The Coca-Cola Co.	638,070
3,959	Coca-Cola Enterprises, Inc.	111,288
7,730	PepsiCo, Inc.	495,029
		1,244,387
	Biotechnology – 0.34%
1,072	Biogen Idec, Inc.*	109,205

	Capital Markets – 1.36%
1,374	Ameriprise Financial, Inc.	74,333
865	Franklin Resources, Inc.	109,820
6,005	INTL FCStone, Inc.*	137,995
4,315	Oppenheimer Holdings, Inc. – Class A	111,672
		433,820
	Chemicals – 2.53%
1,854	A. Schulman, Inc.	41,066
376	Agrium, Inc.#	32,855
3,577	American Vanguard Corp.	48,862
4,980	E.I. du Pont de Nemours & Co.	256,072
6,325	Georgia Gulf Corp.*	126,753
507	Monsanto Co.	37,254
488	The Mosaic Co.	34,511
5,794	Omnova Solutions, Inc.*	39,167
701	Potash Corporation of Saskatchewan, Inc. – ADR	40,525
743	Quaker Chemical Corp.	30,121
2,313	Westlake Chemical Corp.	119,698
		806,884

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Communications Equipment – 0.93%
1,081	F5 Networks, Inc.*	$101,052
919	InterDigital, Inc.	62,722
3,249	JDS Uniphase Corp.*	42,724
28,306	Powerwave Technologies, Inc.*	61,424
2,427	Telefonaktiebolaget LM Ericsson – ADR	30,338
		298,260
	Computers & Peripherals – 2.93%
946	Apple, Inc.*	369,394
10,374	Hewlett-Packard Co.	364,750
2,229	NetApp, Inc.*	105,922
10,289	Quantum Corp.*	27,060
1,628	SanDisk Corp.*	69,239
		936,365
	Construction & Engineering – 0.13%
1,985	MasTec, Inc.*	41,447

	Consumer Finance – 0.24%
878	American Express Co.	43,935
1,290	Discover Financial Services	33,037
		76,972
	Diversified Consumer Services – 0.52%
2,153	Weight Watchers International, Inc.	166,190

	Diversified Telecommunication Services – 4.93%
21,686	AT&T, Inc.	634,532
16,347	IDT Corp. – Class B	394,453
14,361	Verizon Communications, Inc.	506,800
9,351	Vonage Holdings Corp.*	37,498
		1,573,283
	Electric Utilities – 0.12%
2,467	PNM Resources, Inc.	37,054

	Electrical Equipment – 0.40%
1,772	Rockwell Automation, Inc.	127,159

	Electronic Equipment, Instruments & Components – 1.67%
2,869	Corning, Inc.	45,646
2,341	Newport Corp.*	36,379
4,435	Power-One, Inc.*	31,976
7,172	SYNNEX Corp.*	203,111
3,350	Tech Data Corp.*	156,345
4,285	Vishay Intertechnology, Inc.*	59,004
		532,461

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 2.90%
2,046	Baker Hughes, Inc.	$158,319
2,888	Complete Production Services, Inc.*	112,285
3,573	Halliburton Co.	195,550
8,949	ION Geophysical Corp.*	90,743
3,196	National Oilwell Varco, Inc.	257,502
4,712	RPC, Inc.	111,297
		925,696
	Food & Staples Retailing – 3.30%
4,938	Ingles Markets, Inc. – Class A	76,045
4,177	Nash Finch Co.	149,537
2,559	The Pantry, Inc.*	45,601
559	Pricesmart, Inc.	32,713
1,321	Sysco Corp.	40,409
11,451	Wal-Mart Stores, Inc.	603,582
1,591	Whole Foods Market, Inc.	106,120
		1,054,007
	Food Products – 0.78%
9,006	Chiquita Brands International, Inc.*	106,631
3,153	Dean Foods Co.*	34,746
563	Green Mountain Coffee Roasters, Inc.*	58,524
2,555	Sara Lee Corp.	48,826
		248,727
	Gas Utilities – 0.94%
1,808	The Laclede Group, Inc.	67,348
1,444	New Jersey Resources Corp.	62,973
4,406	WGL Holdings, Inc.	170,997
		301,318
	Health Care Equipment & Supplies – 0.37%
1,216	Baxter International, Inc.	70,735
660	Edwards Lifesciences Corp.*	47,091
		117,826
	Health Care Providers & Services – 2.67%
2,049	Aetna, Inc.	85,013
644	AMERIGROUP Corp.*	35,420
887	Coventry Health Care, Inc.*	28,384
1,699	Humana, Inc.*	126,711
2,924	Kindred Healthcare, Inc.*	55,088
3,741	Molina Healthcare, Inc.*	84,734
8,175	Owens & Minor, Inc.	249,338
1,787	UnitedHealth Group, Inc.	88,689
1,463	WellPoint, Inc.	98,826
		852,203

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Hotels, Restaurants & Leisure – 4.90%
109	Chipotle Mexican Grill, Inc.*	$35,379
1,805	Domino’s Pizza, Inc.*	48,500
8,095	Las Vegas Sands Corp.*	381,922
885	Marriott International, Inc. – Class A	28,763
8,767	McDonald’s Corp.	758,170
2,212	Red Robin Gourmet Burgers, Inc.*	76,137
900	Royal Caribbean Cruises Ltd.*#	27,558
1,352	Wynn Resorts Ltd.	207,775
		1,564,204
	Household Durables – 0.27%
1,199	Tempur-Pedic International, Inc.*	86,340

	Household Products – 2.80%
3,620	Colgate-Palmolive Co.	305,456
9,540	The Procter & Gamble Co.	586,615
		892,071
	Insurance – 2.77%
24,302	CNO Financial Group, Inc.*	178,620
12,774	The Travelers Companies, Inc.	704,231
		882,851
	Internet & Catalog Retail – 2.27%
1,442	Netflix, Inc.*	383,558
632	Priceline.com, Inc.*	339,795
		723,353
	Internet Software & Services – 0.54%
3,256	Akamai Technologies, Inc.*	78,860
73	Google, Inc. – Class A*	44,069
1,566	VeriSign, Inc.*	48,875
		171,804
	IT Services – 4.41%
10,708	Automatic Data Processing, Inc.	551,355
1,353	Cardtronics, Inc.*	31,092
3,983	International Business Machines Corp.	724,309
1,159	Visa, Inc.	99,141
		1,405,897
	Machinery – 2.01%
539	Caterpillar, Inc.	53,248
2,293	Cummins, Inc.	240,490
858	Eaton Corp.	41,141
1,718	Illinois Tool Works, Inc.	85,556
872	Joy Global, Inc.	81,898
8,920	NN, Inc.*	105,078
1,287	Titan International, Inc.	32,523
		639,934

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Media – 1.50%
5,057	CBS Corp. – Class B	$138,410
1,836	DIRECTV – Class A*	93,049
3,957	The Walt Disney Co.	152,819
237	The Washington Post Co. – Class B	95,345
		479,623
	Metals & Mining – 2.30%
3,292	Cliffs Natural Resources, Inc.	295,687
4,644	Freeport-McMoRan Copper & Gold, Inc.	245,946
2,048	Newmont Mining Corp.	113,889
1,947	Olympic Steel, Inc.	50,914
1,749	Stillwater Mining Co.*	26,760
		733,196
	Oil, Gas & Consumable Fuels – 9.83%
1,110	Anadarko Petroleum Corp.	91,642
969	Apache Corp.	119,885
1,295	Chesapeake Energy Corp.	44,483
5,417	Chevron Corp.	563,476
1,069	Cimarex Energy Co.	94,200
5,020	ConocoPhillips	361,390
2,059	Devon Energy Corp.	162,043
4,370	El Paso Corp.	89,804
9,307	Green Plains Renewable Energy, Inc.*	101,912
1,171	Marathon Oil Corp.	36,266
2,853	Occidental Petroleum Corp.	280,108
557	Peabody Energy Corp.	32,011
1,023	Pioneer Natural Resources Co.	95,129
2,500	Tesoro Corp.*	60,725
10,324	Total S.A. – ADR	558,219
3,542	Valero Energy Corp.	88,975
5,857	Western Refining, Inc.*	119,659
2,368	The Williams Companies, Inc.	75,066
4,294	World Fuel Services Corp.	161,583
		3,136,576
	Paper & Forest Products – 0.56%
336	Domtar Corp.	26,863
16,443	Mercer International, Inc.*	151,933
		178,796
	Personal Products – 0.18%
556	Estee Lauder Companies, Inc. – Class A	58,330

	Pharmaceuticals – 5.91%
13,539	Abbott Laboratories	694,821
5,928	Bristol-Myers Squibb Co.	169,896
1,053	Forest Laboratories, Inc.*	39,024
9,032	Johnson & Johnson	585,183

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Pharmaceuticals – 5.91% (Continued)
1,974	The Medicines Co.*	$29,571
19,147	Pfizer, Inc.	368,388
		1,886,883
	Professional Services – 0.61%
12,413	Kelly Services, Inc. – Class A*	194,263

	Semiconductors & Semiconductor Equipment – 8.03%
9,341	Altera Corp.	381,860
837	Analog Devices, Inc.	28,793
8,506	Applied Materials, Inc.	104,794
12,603	Atmel Corp.*	152,496
5,803	Brooks Automation, Inc.*	55,187
3,477	Cirrus Logic, Inc.*	52,781
1,721	Cypress Semiconductor Corp.*	35,418
2,496	Fairchild Semiconductor International, Inc.*	37,465
856	FEI Co.*	28,282
5,232	GT Solar International, Inc.*	71,364
35,381	Intel Corp.	790,058
4,661	KLA-Tencor Corp.	185,601
3,459	Kulicke & Soffa Industries, Inc.*	31,823
9,887	Micron Technology, Inc.*	72,867
1,289	Novellus Systems, Inc.*	40,011
993	OmniVision Technologies, Inc.*	29,035
3,982	Photronics, Inc.*	29,785
20,865	Silicon Image, Inc.*	119,556
7,395	Texas Instruments, Inc.	220,001
5,316	TriQuint Semiconductor, Inc.*	39,976
1,754	Xilinx, Inc.	56,303
		2,563,456
	Software – 3.85%
1,732	Citrix Systems, Inc.*	124,773
764	Informatica Corp.*	39,063
1,243	Intuit, Inc.*	58,048
22,750	Microsoft Corp.	623,350
7,121	Oracle Corp.	217,760
1,468	Red Hat, Inc.*	61,773
4,052	TIBCO Software, Inc.*	105,514
		1,230,281
	Specialty Retail – 4.17%
6,402	Asbury Automotive Group, Inc.*	137,835
4,673	The Gap, Inc.	90,142
20,103	Home Depot, Inc.	702,198
4,439	OfficeMax, Inc.*	31,428
519	O’Reilly Automotive, Inc.*	30,881

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Specialty Retail – 4.17% (Continued)
16,767	Sonic Automotive, Inc. – Class A	$262,739
1,188	Ulta Salon Cosmetics & Fragrance, Inc.*	74,880
		1,330,103
	Textiles, Apparel & Luxury Goods – 0.97%
5,886	Crocs, Inc.*	184,408
1,008	Fossil, Inc.*	126,675
		311,083
	Tobacco – 1.13%
1,884	Lorillard, Inc.	200,119
2,271	Philip Morris International, Inc.	161,627
		361,746
	Trading Companies & Distributors – 0.51%
7,023	United Rentals, Inc.*	161,599
	Total Common Stocks (Cost $30,439,527)	30,738,582

	SHORT-TERM INVESTMENTS – 3.58%
1,144,101	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $1,144,101)	1,144,101
	Total Investments in Securities (Cost $31,583,628) – 99.89%	31,882,683
	Other Assets in Excess of Liabilities – 0.11%	33,629
	Net Assets – 100.00%	$31,916,312

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments
at July 31, 2011

Shares		Value
	COMMON STOCKS – 92.79%
	Aerospace & Defense – 5.85%
19,023	BAE Systems PLC – ADR	$381,792
2,863	Lockheed Martin Corp.	216,815
923	Northrop Grumman Corp.	55,851
4,025	Raytheon Co.	180,038
		834,496
	Capital Markets – 0.24%
934	Credit Suisse Group AG – ADR	33,568

	Commercial Banks – 0.26%
690	Royal Bank of Canada#	37,074

	Commercial Services & Supplies – 0.56%
781	Republic Services, Inc.	22,672
1,827	Waste Management, Inc.	57,532
		80,204
	Communications Equipment – 1.38%
33,890	Nokia Corp. – ADR	196,562

	Computers & Peripherals – 0.32%
3,298	Seagate Technology PLC#	45,809

	Construction Materials – 1.72%
12,337	CRH PLC – ADR	244,643

	Diversified Telecommunication Services – 20.54%
6,431	AT&T, Inc.	188,171
6,568	BCE, Inc.#	250,701
6,365	BT Group PLC – ADR	209,218
21,487	Deutsche Telekom AG – ADR	332,834
13,537	France Telecom S.A. – ADR	279,268
2,575	KT Corp. – ADR	50,882
12,300	Portugal Telecom, SGPS, S.A. – ADR	106,149
13,132	Telecom Italia S.p.A. – ADR	164,150
9,539	Telefonica S.A. – ADR	212,910
14,688	Telefonos de Mexico SAB de CV (Telmex) – ADR	237,358
21,618	Telstra Corp., Ltd. – ADR	355,616
5,377	TELUS Corp.#	283,207
7,360	Verizon Communications, Inc.	259,734
		2,930,198
	Energy Equipment & Services – 0.66%
1,534	Transocean Ltd.#	94,433

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Food & Staples Retailing – 0.45%
3,110	Koninklijke Ahold N.V. – ADR	$41,270
445	Wal-Mart Stores, Inc.	23,456
		64,726
	Food Products – 2.92%
11,182	ConAgra Foods, Inc.	286,371
645	Kellogg Co.	35,978
4,938	Sara Lee Corp.	94,365
		416,714
	Industrial Conglomerates – 0.12%
687	Koninklijke Philips Electronics N.V. – ADR	17,017

	Insurance – 7.01%
14,409	Allianz SE – ADR	188,037
22,678	Aviva PLC – ADR	299,350
7,544	AXA S.A. – ADR	141,073
2,496	Prudential PLC – ADR	56,210
11,386	Sun Life Financial, Inc.#	315,392
		1,000,062
	Media – 0.75%
1,616	Thomson Reuters Corp.#	55,639
703	Time Warner Cable, Inc.	51,537
		107,176
	Multi-line Retail – 0.17%
776	J.C. Penney Co., Inc.	23,870

	Office Electronics – 0.34%
1,010	Canon, Inc. – ADR	48,803

	Oil, Gas & Consumable Fuels – 17.21%
382	BP PLC – ADR	17,358
2,384	Chevron Corp.	247,984
619	China Petroleum & Chemical Corp. – ADR	61,287
198	CNOOC Ltd. – ADR	44,017
3,015	ConocoPhillips	217,050
1,343	Encana Corp.#	39,336
6,618	ENI S.p.A. – ADR	286,427
2,124	Marathon Oil Corp.	65,780
1,061	Marathon Petroleum Corp.*	46,461
904	PetroChina Co., Ltd. – ADR	128,576
8,325	Repsol YPF, S.A. – ADR	261,905
4,640	Royal Dutch Shell PLC – ADR	341,318
2,493	Sasol Ltd. – ADR	125,024
9,056	Statoil ASA – ADR	222,506

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels – 17.21% (Continued)
6,476	Total S.A. – ADR	$350,157
		2,455,186
	Paper & Forest Products – 1.74%
476	International Paper Co.	14,137
3,632	Stora Enso Oyj – ADR	31,090
13,031	Svenska Cellulosa AB (SCA) – ADR	190,253
811	UPM-Kymmene Oyj – ADR	12,554
		248,034
	Pharmaceuticals – 13.42%
1,457	Abbott Laboratories	74,773
7,725	AstraZeneca PLC – ADR	374,740
1,120	Bayer AG – ADR	89,600
14,093	Bristol-Myers Squibb Co.	403,905
912	Eisai Co., Ltd. – ADR	36,927
11,999	Eli Lilly & Co.	459,562
1,925	Johnson & Johnson	124,721
18,199	Pfizer, Inc.	350,149
		1,914,377
	Semiconductors & Semiconductor Equipment – 3.40%
10,401	Intel Corp.	232,254
5,963	STMicroelectronics N.V. – ADR	47,167
16,683	Taiwan Semiconductor Manufacturing Co., Ltd. – ADR	206,202
		485,623
	Software – 0.54%
3,833	Nintendo Co., Ltd. – ADR	76,468

	Specialty Retail – 0.11%
417	Limited Brands, Inc.	15,788

	Tobacco – 2.30%
9,303	Reynolds American, Inc.	327,466

	Wireless Telecommunication Services – 10.78%
4,153	China Mobile Ltd. – ADR	206,944
13,856	Mobile TeleSystems – ADR	260,216
7,471	NTT DOCOMO, Inc. – ADR	138,512
6,118	Rogers Communications, Inc. – Class B#	233,463
12,146	SK Telecom Co., Ltd. – ADR	193,364
6,767	VimpelCom Ltd. – ADR	83,911
14,972	Vodafone Group PLC – ADR	420,713
		1,537,123
	Total Common Stocks (Cost $13,158,944)	13,235,420

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	PREFERRED STOCKS – 3.20%
	Diversified Telecommunication Services – 3.20%
4,175	Tele Norte Leste Participacoes S.A. – ADR	$58,367
12,542	Telecomunicacoes de Sao Paulo S.A. – ADR	397,832
	Total Preferred Stocks (Cost $369,943)	456,199

	SHORT-TERM INVESTMENTS – 2.16%
307,965	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $307,965)	307,965
	Total Investments in Securities (Cost $13,836,852) – 98.15%	13,999,584
	Other Assets in Excess of Liabilities – 1.85%	264,653
	Net Assets – 100.00%	$14,264,237

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation

Country	% of Net Assets
United States	31.5%
United Kingdom	12.5%
Canada	8.6%
France	5.5%
Germany	4.3%
Spain	3.4%
Brazil	3.2%
Italy	3.2%
Netherlands	3.2%
Australia	2.5%
Japan	2.1%
Ireland	2.1%
Russian Federation	1.9%
Hong Kong	1.8%
Republic of Korea	1.7%
Finland	1.7%
Mexico	1.7%
Norway	1.6%
Taiwan, Province of China	1.5%
Sweden	1.4%
China	1.4%
Switzerland	0.9%
South Africa	0.9%
Portugal	0.8%
Bermuda	0.6%
100.0%

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments
at July 31, 2011

Shares		Value
	COMMON STOCKS – 94.88%
	Aerospace & Defense – 0.77%
836	Ceradyne, Inc.*	$27,095
316	HEICO Corp.	16,514
427	Hexcel Corp.*	10,222
		53,831
	Airlines – 0.52%
3,793	JetBlue Airways Corp.*	18,168
2,850	US Airways Group, Inc.*	17,784
		35,952
	Auto Components – 4.70%
1,595	American Axle & Manufacturing Holdings, Inc.*	18,295
159	Autoliv, Inc.	10,519
842	BorgWarner, Inc.*	67,040
1,941	Goodyear Tire & Rubber Co.*	31,386
702	Magna International, Inc.#	34,237
454	Modine Manufacturing Co.*	6,769
1,714	Standard Motor Products, Inc.	24,339
2,133	Tenneco, Inc.*	85,192
979	TRW Automotive Holdings Corp.*	49,410
		327,187
	Beverages – 0.23%
571	Coca-Cola Enterprises, Inc.	16,051

	Biotechnology – 0.52%
957	Cepheid, Inc.*	36,136

	Building Products – 0.74%
620	Owens Corning, Inc.*	22,060
1,402	Trex Co., Inc.*	29,554
		51,614
	Chemicals – 3.17%
1,169	American Vanguard Corp.	15,969
1,861	Ferro Corp.*	24,230
1,525	Georgia Gulf Corp.*	30,561
140	NewMarket Corp.	22,963
697	Potash Corporation of Saskatchewan, Inc. – ADR	40,294
533	Quaker Chemical Corp.	21,608
1,255	Westlake Chemical Corp.	64,946
		220,571
	Commercial Banks – 0.18%
233	City National Corp.	12,507

	Commercial Services & Supplies – 1.16%
530	Copart, Inc.*	23,028
719	Deluxe Corp.	16,925

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Commercial Services & Supplies – 1.16% (Continued)
2,559	Interface, Inc. – Class A	$40,995
		80,948
	Communications Equipment – 2.50%
173	ADTRAN, Inc.	5,725
222	F5 Networks, Inc.*	20,753
1,178	InterDigital, Inc.	80,398
1,086	JDS Uniphase Corp.*	14,281
22,164	Powerwave Technologies, Inc.*	48,096
461	Seachange International, Inc.*	4,407
		173,660
	Computers & Peripherals – 0.25%
6,563	Quantum Corp.*	17,261

	Construction & Engineering – 0.89%
2,319	Dycom Industries, Inc.*	39,516
1,063	MasTec, Inc.*	22,195
		61,711
	Diversified Consumer Services – 2.15%
871	Coinstar, Inc.*	42,557
623	Sotheby’s	26,384
1,040	Weight Watchers International, Inc.	80,278
		149,219
	Diversified Telecommunication Services – 1.85%
1,587	General Communication, Inc. – Class A*	18,012
1,693	Telecom Corp New Zealand Ltd. – ADR	19,317
22,772	Vonage Holdings Corp.*	91,316
		128,645
	Electrical Equipment – 0.22%
379	General Cable Corp.*	15,073

	Electronic Equipment, Instruments & Components – 3.24%
622	Cognex Corp.	21,117
174	Coherent, Inc.*	8,357
1,075	Daktronics, Inc.	10,675
1,513	Electro Scientific Industries, Inc.*	29,065
625	FARO Technologies, Inc.*	25,475
741	OSI Systems, Inc.*	30,596
5,395	Power-One, Inc.*	38,898
851	Rofin-Sinar Technologies, Inc.*	26,704
2,480	Vishay Intertechnology, Inc.*	34,150
		225,037
	Energy Equipment & Services – 5.34%
713	Baker Hughes, Inc.	55,172
84	Carbo Ceramics, Inc.	13,110

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Energy Equipment & Services – 5.34% (Continued)
3,001	Complete Production Services, Inc.*	$116,679
77	Core Laboratories N.V.#	8,368
5,158	ION Geophysical Corp.*	52,302
4,509	RPC, Inc.	106,503
875	Weatherford International Ltd.*#	19,180
		371,314
	Food Products – 2.42%
1,141	B&G Foods, Inc.	21,439
192	Bunge Ltd.#	13,211
1,419	Dean Foods Co.*	15,637
875	Green Mountain Coffee Roasters, Inc.*	90,956
314	Ralcorp Holdings, Inc.*	27,161
		168,404
	Health Care Equipment & Supplies – 2.03%
297	C.R. Bard, Inc.	29,308
209	The Cooper Companies, Inc.	15,986
1,163	Cyberonics, Inc.*	31,564
920	Zoll Medical Corp.*	64,087
		140,945
	Health Care Providers & Services – 2.01%
325	AMERIGROUP Corp.*	17,875
606	Centene Corp.*	19,883
424	Coventry Health Care, Inc.*	13,568
793	Healthways, Inc.*	11,839
172	Humana, Inc.	12,828
5,169	Sunrise Senior Living, Inc.*	45,591
840	Team Health Holdings, Inc.*	18,488
		140,072
	Hotels, Restaurants & Leisure – 5.50%
195	Chipotle Mexican Grill, Inc.*	63,293
835	DineEquity, Inc.*	43,503
10,167	Krispy Kreme Doughnuts, Inc.*	83,166
1,886	Las Vegas Sands Corp.*	88,981
886	Red Robin Gourmet Burgers, Inc.*	30,496
947	Royal Caribbean Cruises Ltd.*#	28,997
286	Wynn Resorts Ltd.	43,952
		382,388
	Household Durables – 1.43%
1,233	D.R. Horton, Inc.	14,648
1,180	Tempur-Pedic International, Inc.*	84,972
		99,620
	Insurance – 0.17%
4,787	The Phoenix Companies, Inc.*	11,489

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Internet & Catalog Retail – 4.29%
608	Netflix, Inc.*	$161,722
224	Priceline.com, Inc.*	120,434
2,205	ValueVision Media, Inc. – Class A*	16,515
		298,671
	Internet Software & Services – 1.25%
426	Akamai Technologies, Inc.*	10,318
700	Liquidity Services, Inc.*	16,926
480	Sohu.com, Inc.*	43,248
467	WebMD Health Corp.*	16,462
		86,954
	IT Services – 1.26%
245	Alliance Data Systems Corp.*	24,093
752	Cardtronics, Inc.*	17,281
759	Gartner, Inc.*	28,015
700	Sapient Corp.*	9,744
421	TeleTech Holdings, Inc.*	8,332
		87,465
	Leisure Equipment & Products – 0.78%
888	Brunswick Corp.	19,385
293	Polaris Industries, Inc.	34,735
		54,120
	Machinery – 6.73%
298	AGCO Corp.*	14,131
85	Caterpillar, Inc.	8,397
1,042	Chart Industries, Inc.*	55,289
556	CNH Global N.V.*#	21,206
264	Cummins, Inc.	27,688
299	Gardner Denver, Inc.	25,502
279	Joy Global, Inc.	26,204
439	Kennametal, Inc.	17,310
350	Lindsay Corp.	22,155
2,102	The Manitowoc Co., Inc.	29,407
1,181	Meritor, Inc.*	15,943
3,010	NN, Inc.*	35,458
222	Nordson Corp.	11,329
590	Tata Motors Ltd. – ADR	12,638
224	Tennant Co.	9,589
1,081	Timken Co.	47,207
3,511	Titan International, Inc.	88,723
		468,176
	Media – 2.41%
303	AMC Networks, Inc. – Class A*	11,269
327	Arbitron, Inc.	12,792
1,216	Cablevision Systems Corp. – Class A	29,622
445	Charter Communications, Inc. – Class A*	24,030

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Media – 2.41% (Continued)
174	DIRECTV – Class A*	$8,818
1,435	Global Sources Ltd.*#	13,216
1,211	Knology, Inc.*	16,627
153	Liberty Media Corp. – Capital – Series A*	12,211
3,919	Sinclair Broadcast Group, Inc. – Class A	38,837
		167,422
	Metals & Mining – 4.24%
1,520	Alcoa, Inc.	22,390
565	Allegheny Technologies, Inc.	32,877
1,200	Carpenter Technology Corp.	68,928
184	Cliffs Natural Resources, Inc.	16,527
250	Freeport-McMoRan Copper & Gold, Inc.	13,240
483	Materion Corp.*	18,412
570	Nucor Corp.	22,167
1,128	Pan American Silver Corp.#	34,043
670	Southern Copper Corp.	22,887
1,960	Stillwater Mining Co.*	29,988
749	Titanium Metals Corp.	13,325
		294,784
	Multi-line Retail – 1.11%
868	Dillard’s, Inc. – Class A	48,834
433	Dollar Tree, Inc.*	28,678
		77,512
	Oil, Gas & Consumable Fuels – 4.77%
1,021	Arch Coal, Inc.	26,138
246	Cabot Oil & Gas Corp.	18,224
232	Cimarex Energy Co.	20,444
897	HollyFrontier Corp.	67,625
265	Peabody Energy Corp.	15,230
1,394	Petrohawk Energy Corp.*	53,237
3,197	Provident Energy Ltd.#	28,357
237	Range Resources Corp.	15,443
467	Sunoco, Inc.	18,984
2,796	Tesoro Corp.*	67,915
		331,597
	Personal Products – 1.17%
1,463	Herbalife Ltd.#	81,518

	Pharmaceuticals – 0.88%
387	Endo Pharmaceuticals Holdings, Inc.*	14,416
3,138	The Medicines Co.*	47,007
		61,423

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Professional Services – 1.57%
629	Manpower, Inc.	$31,777
4,750	On Assignment, Inc.*	48,450
2,237	Resources Connection, Inc.	29,126
		109,353
	Road & Rail – 0.11%
125	Kansas City Southern*	7,419

	Semiconductors & Semiconductor Equipment – 7.21%
7,934	Atmel Corp.*	96,001
4,023	Cirrus Logic, Inc.*	61,069
1,835	Fairchild Semiconductor International, Inc.*	27,543
3,698	GT Solar International, Inc.*	50,441
528	KLA-Tencor Corp.	21,025
2,160	Kulicke & Soffa Industries, Inc.*	19,872
203	Lam Research Corp.*	8,299
8,900	Lattice Semiconductor Corp.*	55,180
708	Micron Technology, Inc.*	5,218
973	NVIDIA Corp.*	13,457
1,609	OmniVision Technologies, Inc.*	47,047
8,024	Silicon Image, Inc.*	45,978
1,921	STMicroelectronics N.V. – ADR	15,195
2,579	TriQuint Semiconductor, Inc.*	19,394
394	Veeco Instruments, Inc.*	15,677
		501,396
	Software – 1.50%
513	Informatica Corp.*	26,230
422	Intuit, Inc.*	19,707
1,525	Mentor Graphics Corp.*	17,431
1,559	TIBCO Software, Inc.*	40,596
		103,964
	Specialty Retail – 3.97%
328	Advance Auto Parts, Inc.	18,030
348	Ann, Inc.*	9,027
331	The Buckle, Inc.	14,667
4,163	Cost Plus, Inc.*	37,009
267	Genesco, Inc.*	13,831
323	Limited Brands, Inc.	12,229
3,577	Pier 1 Imports, Inc.*	39,311
1,468	Sally Beauty Holdings, Inc.*	25,250
877	Ulta Salon Cosmetics & Fragrance, Inc.*	55,277
386	Vitamin Shoppe, Inc.*	16,814
1,308	Zumiez, Inc.*	34,754
		276,199

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Schedule of Investments (Continued)
at July 31, 2011

Shares		Value
	COMMON STOCKS (Continued)
	Textiles, Apparel & Luxury Goods – 7.20%
4,340	Crocs, Inc.*	$135,972
738	Deckers Outdoor Corp.*	73,246
842	Fossil, Inc.*	105,814
2,281	Lululemon Athletica, Inc.*	138,092
6,313	Quiksilver, Inc.*	33,206
192	Under Armour, Inc. – Class A*	14,095
		500,425
	Thrifts & Mortgage Finance – 0.10%
495	Provident Financial Services, Inc.	6,861

	Trading Companies & Distributors – 1.15%
3,485	United Rentals, Inc.*	80,190

	Wireless Telecommunication Services – 1.19%
5,076	MetroPCS Communications, Inc.*	82,637
	Total Common Stocks (Cost $5,829,236)	6,597,721

	PREFERRED STOCKS – 1.05%
	Chemicals – 0.18%
524	Braskem S.A. – ADR	12,717

	Diversified Telecommunication Services – 0.59%
611	Brasil Telecom S.A. – ADR	15,788
793	Telecomunicacoes de Sao Paulo S.A. – ADR	25,154
		40,942
	Wireless Telecommunication Services – 0.28%
385	Tim Participacoes S.A. – ADR	19,265
	Total Preferred Stocks (Cost $74,574)	72,924

	SHORT-TERM INVESTMENTS – 2.81%
195,618	Fidelity Institutional Money Market Government
	Portfolio, Class I, 0.01%† (Cost $195,618)	195,618
	Total Investments in Securities (Cost $6,099,428) – 98.74%	6,866,263
	Other Assets in Excess of Liabilities – 1.26%	87,790
	Net Assets – 100.00%	$6,954,053

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
†	Rate shown is the 7-day yield as of July 31, 2011.
ADR – American Depository Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Assets and Liabilities
at July 31, 2011

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
ASSETS
Investments in securities, at value (cost $31,583,628,
$13,836,852, and $6,099,428, respectively)	$31,882,683	$13,999,584	$6,866,263
Cash	—	10,552	—
Receivables:
Fund shares issued	801,560	252,500	102,500
Dividends and interest	45,508	32,296	1,166
Due from Advisor (Note 4)	11,366	14,343	19,523
Prepaid expenses	25,074	24,606	19,350
Total assets	32,766,191	14,333,881	7,008,802
LIABILITIES
Payables:
Fund shares redeemed	21,577	—	—
Securities purchased	752,011	—	—
Administration fees	7,053	7,053	5,799
Audit fees	16,000	16,000	16,000
Transfer agent fees and expenses	8,098	7,685	5,917
Custody fees	14,376	7,594	12,725
Legal fees	1,322	1,325	1,183
Fund accounting fees	7,294	7,166	7,400
Shareholder reporting	2,020	1,961	758
Chief Compliance Officer fee	1,334	1,334	1,334
Distribution fees	12,152	16,410	2,013
Shareholder servicing fees	6,642	2,962	1,497
Accrued other expenses	—	154	123
Total liabilities	849,879	69,644	54,749
NET ASSETS	$31,916,312	$14,264,237	$6,954,053
CALCULATION OF NET ASSET VALUE PER SHARE
Class A Shares
Net assets applicable to shares outstanding	$1,270,748	$1,899,616	$1,675,806
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	105,212	165,482	129,801
Net asset value and redemption price per share	$12.08	$11.48	$12.91
Maximum offering price per share
(Net asset value per share divided by 94.75%)	$12.75	$12.12	$13.63
Class C Shares
Net assets applicable to shares outstanding	$3,395,356	$3,661,477	—
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	284,770	320,043	—
Net asset value and offering price per share (Note 1)	$11.92	$11.44	—
Class I Shares
Net assets applicable to shares outstanding	$27,250,208	$8,703,144	$5,278,247
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	2,263,898	756,193	407,799
Net asset value, offering and
redemption price per share	$12.04	$11.51	$12.94
COMPONENTS OF NET ASSETS
Paid-in capital	$31,518,151	$13,989,007	$6,288,083
Undistributed net investment income	102,875	14,036	—
Accumulated net realized gain/(loss) on investments	(3,769)	98,466	(100,865)
Net unrealized appreciation of investments	299,055	162,728	766,835
Net assets	$31,916,312	$14,264,237	$6,954,053

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Operations
For the Period August 16, 2010* through July 31, 2011

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
INVESTMENT INCOME
Income
Dividends (net of foreign tax withheld of
$4,898, $43,802, and $234, respectively)	$281,445	$366,654	$21,200
Interest	157	56	40
Total income	281,602	366,710	21,240
Expenses
Advisory fees (Note 4)	82,175	46,548	26,090
Custody fees (Note 4)	81,574	30,972	57,432
Transfer agent fees and expenses (Note 4)	47,754	44,546	32,119
Registration fees	43,854	43,853	32,255
Fund accounting fees (Note 4)	41,046	37,616	39,481
Administration fees (Note 4)	38,524	38,524	31,353
Shareholder servicing fees – Class A (Note 6)	975	1,586	2,053
Shareholder servicing fees – Class C (Note 6)	2,920	3,758	—
Shareholder servicing fees – Class I (Note 6)	33,458	12,560	8,818
Audit fees	16,000	16,000	16,000
Distribution fees – Class A (Note 5)	975	1,586	2,053
Distribution fees – Class C (Note 5)	11,679	15,029	—
Chief Compliance Officer fee (Note 4)	7,662	7,662	7,662
Miscellaneous expense	5,300	5,100	3,900
Trustee fees	4,375	4,246	4,226
Legal fees	4,038	3,743	3,544
Reports to shareholders	3,700	3,000	1,300
Insurance expense	909	778	708
Total expenses	426,918	317,107	268,994
Less: advisory fee waiver and
expense reimbursement (Note 4)	(266,350)	(229,595)	(215,195)
Net expenses	160,568	87,512	53,799
Net investment income/(loss)	121,034	279,198	(32,559)
REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	9,024	98,974	(63,080)
Net change in unrealized appreciation on investments	299,055	162,728	766,835
Net realized and unrealized gain on investments	308,079	261,702	703,755
Net increase in net assets
resulting from operations	$429,113	$540,900	$671,196

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Changes in Net Assets

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
	August 16,	August 16,	August 16,
	2010*	2010*	2010*
	through	through	through
	July 31,	July 31,	July 31,
	2011	2011	2011
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$121,034	$279,198	$(32,559)
Net realized gain/(loss) on investments	9,024	98,974	(63,080)
Net change in unrealized appreciation on investments	299,055	162,728	766,835
Net increase in net assets
resulting from operations	429,113	540,900	671,196

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class A Shares	(368)	(28,788)	—
Class C Shares	(215)	(55,819)	—
Class I Shares	(17,576)	(180,804)	—
From net realized gain on investments
Class A Shares	(281)	(11)	(295)
Class C Shares	(167)	(16)	—
Class I Shares	(12,345)	(232)	(30,051)
Total distributions to shareholders	(30,952)	(265,670)	(30,346)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	31,518,151	13,989,007	6,313,203
Total increase in net assets	31,916,312	14,264,237	6,954,053

NET ASSETS
Beginning of period	—	—	—
End of period	$31,916,312	$14,264,237	$6,954,053
Includes undistributed net investment income of	$102,875	$14,036	$—

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Statements of Changes in Net Assets (Continued)

(a)A summary of share transactions is as follows:
	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
	August 16,	August 16,	August 16,
	2010*	2010*	2010*
	through	through	through
	July 31,	July 31,	July 31,
	2011	2011	2011
Class A Shares
Net proceeds from shares sold	$1,582,443	$1,947,472	$1,705,347
Distributions reinvested	648	27,427	295
Payment for shares redeemed	(305,525)+	(53,451)+	(25,388)+
Net increase in net assets from capital share transactions	$1,277,566	$1,921,448	$1,680,254
+ Net of redemption fees of	$2,046	$309	$83

Class C Shares
Net proceeds from shares sold	$3,493,724	$3,686,304	—
Distributions reinvested	382	55,836	—
Payment for shares redeemed	—	(40,492)	—
Net increase in net assets from capital share transactions	$3,494,106	$3,701,648	—

Class I Shares
Net proceeds from shares sold	$27,263,066	$8,533,877	$5,004,860
Distributions reinvested	27,397	166,180	23,142
Payment for shares redeemed	(543,984)	(334,146)+	(395,053)
Net increase in net assets from capital share transactions	$26,746,479	$8,365,911	$4,632,949
+ Net of redemption fees of		$185
	$31,518,151	$13,989,007	$6,313,203
Class A Shares
Shares sold	130,312	167,614	131,728
Shares issued on reinvestment of distributions	56	2,348	24
Shares redeemed	(25,156)	(4,480)	(1,951)
Net increase in shares outstanding	105,212	165,482	129,801

Class C Shares
Shares sold	284,737	318,675	—
Shares issued on reinvestment of distributions	33	4,787	—
Shares redeemed	—	(3,419)	—
Net increase in shares outstanding	284,770	320,043	—

Class I Shares
Shares sold	2,305,248	769,440	436,330
Shares issued on reinvestment of distributions	2,351	14,265	1,841
Shares redeemed	(43,701)	(27,512)	(30,372)
Net increase in shares outstanding	2,263,898	756,193	407,799
	2,653,880	1,241,718	537,600

*Commencement of operations.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy All Cap Core Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class C Shares		Class I Shares
	August 16, 2010*		August 16, 2010*		August 16, 2010*
	to		to		to
	July 31, 2011		July 31, 2011		July 31, 2011
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income/(loss)	0.07	†	(0.01	)†	0.10	†
Net realized and unrealized gain on investments	1.99		1.97		1.99
Total from investment operations	2.06		1.96		2.09

Less distributions:
From net investment income	(0.02)		(0.02)		(0.03)
From net realized gain on investments	(0.02)		(0.02)		(0.02)
Total distributions	(0.04)		(0.04)		(0.05)

Redemption fees retained	0.06	†	—		—

Net asset value, end of period	$12.08		$11.92		$12.04

Total return	21.26	%++	19.66	%++	20.89	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,271		$3,395		$27,250

Ratio of expenses to average net assets:
Before expense reimbursement	2.74	%+	3.35	%+	2.82	%+
After expense reimbursement	1.24	%+	1.99	%+	0.99	%+

Ratio of net investment income/(loss)
to average net assets:
Before expense reimbursement	(0.87	)%+	(1.46	)%+	(0.94	)%+
After expense reimbursement	0.63	%+	(0.10	)%+	0.89	%+

Portfolio turnover rate	44.27	%++	44.27	%++	44.27	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Enhanced Dividend Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class C Shares		Class I Shares
	August 16, 2010*		August 16, 2010*		August 16, 2010*
	to		to		to
	July 31, 2011		July 31, 2011		July 31, 2011
Net asset value, beginning of period	$10.00		$10.00		$10.00

Income from investment operations:
Net investment income	0.45	†	0.37	†	0.45	†
Net realized and unrealized gain on investments	1.32		1.33		1.36
Total from investment operations	1.77		1.70		1.81

Less distributions:
From net investment income	(0.29)		(0.26)		(0.30)
From net realized gain on investments	0.00	^	0.00	^	0.00	^
Total distributions	(0.29)		(0.26)		(0.30)

Redemption fees retained	0.00	†^	—		0.00	†^

Net asset value, end of period	$11.48		$11.44		$11.51

Total return	17.76	%++	17.00	%++	18.16	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,900		$3,661		$8,703

Ratio of expenses to average net assets:
Before expense reimbursement	3.67	%+	4.30	%+	4.56	%+
After expense reimbursement	1.24	%+	1.99	%+	0.99	%+

Ratio of net investment income
to average net assets:
Before expense reimbursement	1.54	%+	0.97	%+	0.51	%+
After expense reimbursement	3.97	%+	3.28	%+	4.08	%+

Portfolio turnover rate	38.75	%++	38.75	%++	38.75	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Small/Mid Cap Growth Fund

Financial Highlights
For a share outstanding throughout the period

	Class A Shares		Class I Shares
	August 16, 2010*		August 16, 2010*
	to		to
	July 31, 2011		July 31, 2011
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment loss	(0.13	)†	(0.08	)†
Net realized and unrealized gain on investments	3.17		3.15
Total from investment operations	3.04		3.07

Less distributions:
From net realized gain on investments	(0.13)		(0.13)

Redemption fees retained	0.00	†^	—

Net asset value, end of period	$12.91		$12.94

Total return	30.42	%++	30.72	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$1,676		$5,278

Ratio of expenses to average net assets:
Before expense reimbursement	5.78	%+	6.28	%+
After expense reimbursement	1.44	%+	1.19	%+

Ratio of net investment loss to average net assets:
Before expense reimbursement	(5.36	)%+	(5.77	)%+
After expense reimbursement	(1.02	)%+	(0.68	)%+

Portfolio turnover rate	98.48	%++	98.48	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Mutual Funds

Notes to Financial Statements
at July 31, 2011

NOTE 1 – ORGANIZATION

The O’Shaughnessy All Cap Core Fund (the “All Cap Core Fund”), O’Shaughnessy Enhanced Dividend Fund (the “Enhanced Dividend Fund”), and the O’Shaughnessy Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”) (together, the “Funds”) are each a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Funds, which are all diversified funds, began operations on August 16, 2010. The investment objectives of the All Cap Core and Small/Mid Cap Growth Funds are to seek long-term capital appreciation and the investment objective of the Enhanced Dividend Fund is to seek long-term capital appreciation and income.

The All Cap Core Fund and the Enhanced Dividend Fund currently offer Class A shares, Class C shares and Class I shares. The Small/Mid Cap Growth Fund currently offers Class A shares and Class I shares. Class A shares may be subject to a 5.25% front-end sales load.  Class A shares do not have a contingent deferred sales charge (“CDSC”) except that a charge of 1% applies to certain redemptions made within twelve months, following purchases of $1 million or more without an initial sales charge.  Class C shares may be subject to a CDSC of 1.00% on redemptions held for one year or less after purchase.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions:  Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The All Cap Core Fund and Small/Mid Cap Growth Fund distribute substantially all net investment income, if any, and net realized gains, if any, annually. The Enhanced Dividend Fund distributes substantially all net investment income, if any, quarterly, and net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees. Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of a Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.	Redemption Fee: The Funds charge a 2.00% redemption fee to shareholders who redeem shares held 90 days or less. Such fees are retained by the Funds and accounted for as an addition to paid-in capital.

During the period ending July 31, 2011, the Funds retained redemption fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$2,046	$—	$—
Enhanced Dividend Fund	309	185	—
Small/Mid Cap Growth Fund	83	—	—

F.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

For the period ended July 31, 2011, the Funds made the following permanent tax adjustments on the statements of assets and liabilities:

	Undistributed	Accumulated Net
	Net Investment	Realized
	Income (Loss)	Gain/(Loss)	Paid-in Capital
All Cap Core Fund	$—	$—	$—
Enhanced Dividend Fund	249	(249)	—
Small/Mid Cap Growth Fund	32,559	(7,439)	(25,120)

G.
Derivatives:  The Funds have adopted the financial accounting reporting rules as required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (“FASB ASC”). The Funds are required to include enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended July 31, 2011, the Funds did not hold any derivative instruments.

H.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of July 31, 2011, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 3 – SECURITIES VALUATION (Continued)

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Foreign Securities:  Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers. There is frequently less government regulation of broker-dealers and issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

In addition to securities traded principally in securities markets outside the United States and securities denominated in foreign currencies, the Funds may invest in American Depository Receipts (ADRs). ADRs generally are U.S. dollar-denominated receipts issued by domestic banks representing the deposit with the bank of securities of a foreign issuer, and are traded on exchanges or over-the-counter in the United States. Because an ADR represents an indirect investment in securities of a foreign issuer, investments in ADRs are subject to the risks associated with foreign securities generally, as described above.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of July 31, 2011:

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 3 – SECURITIES VALUATION (Continued)

All Cap Core Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,980,318	$—	$—	$4,980,318
Consumer Staples	3,859,268	—	—	3,859,268
Energy	4,062,271	—	—	4,062,271
Financials	1,393,643	—	—	1,393,643
Health Care	2,966,118	—	—	2,966,118
Industrials	2,707,909	—	—	2,707,909
Information Technology	7,138,524	—	—	7,138,524
Materials	1,718,876	—	—	1,718,876
Telecommunication Services	1,573,283	—	—	1,573,283
Utilities	338,372	—	—	338,372
Total Common Stocks	30,738,582	—	—	30,738,582
Short-Term Investments	1,144,101	—	—	1,144,101
Total Investments in Securities	$31,882,683	$—	$—	$31,882,683

Enhanced Dividend Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$146,834	$—	$—	$146,834
Consumer Staples	808,906	—	—	808,906
Energy	2,549,619	—	—	2,549,619
Financials	1,070,704	—	—	1,070,704
Health Care	1,914,377	—	—	1,914,377
Industrials	931,717	—	—	931,717
Information Technology	853,265	—	—	853,265
Materials	492,677	—	—	492,677
Telecommunication Services	4,134,487	332,834	—	4,467,321
Total Common Stocks	12,902,586	332,834	—	13,235,420
Preferred Stocks
Telecommunication Services	456,199	—	—	456,199
Total Preferred Stocks	456,199	—	—	456,199
Short-Term Investments	307,965	—	—	307,965
Total Investments in Securities	$13,666,750	$332,834	$—	$13,999,584

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 3 – SECURITIES VALUATION (Continued)

Small/Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,332,763	$—	$—	$2,332,763
Consumer Staples	265,973	—	—	265,973
Energy	702,911	—	—	702,911
Financials	30,857	—	—	30,857
Health Care	378,576	—	—	378,576
Industrials	964,267	—	—	964,267
Information Technology	1,195,737	—	—	1,195,737
Materials	515,355	—	—	515,355
Telecommunication Services	211,282	—	—	211,282
Total Common Stocks	6,597,721	—	—	6,597,721
Preferred Stocks
Materials	12,717	—	—	12,717
Telecommunication Services	60,207	—	—	60,207
Total Preferred Stocks	72,924	—	—	72,924
Short-Term Investments	195,618	—	—	195,618
Total Investments in Securities	$6,866,263	$—	$—	$6,866,263

Refer to the Funds’ Schedule of Investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at July 31, 2011, the end of the reporting period. The Funds recognized no significant transfers to/from level 1 or level 2. There were no level 3 securities held in the Funds during the period ended July 31, 2011.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the period ended July 31, 2011, O’Shaughnessy Asset Management, LLC (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund pay fees calculated at an annual rate of 0.55%, 0.65%, and 0.60%, respectively, based upon the average daily net assets of each Fund.  For the period ended July 31, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred $82,175, $46,548, and $26,090 in advisory fees, respectively.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES (Continued)

Each Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses as follows:

	Class A	Class C	Class I
All Cap Core Fund	1.24%	1.99%	0.99%
Enhanced Dividend Fund	1.24%	1.99%	0.99%
Small/Mid Cap Growth Fund	1.44%	N/A	1.19%
	percent of average daily net assets

Any such reduction made by the Advisor in its fees or payment of expenses which are the Funds’ obligation are subject to reimbursement by the Funds to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Funds’ expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds’ payment of current ordinary operating expenses. For the period ended July 31, 2011, the Advisor reduced its fees and reimbursed expenses in the amount of $266,350, $229,595, and $215,195 for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.  No amounts were reimbursed to the Advisor.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

	2014	Total
All Cap Core Fund	$266,350	$266,350
Enhanced Dividend Fund	229,595	229,595
Small/Mid Cap Growth Fund	215,195	215,195

U.S. Bancorp Fund Services, LLC (the “Administrator” or the “transfer agent”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator. Certain officers of the Funds are also employees of the Administrator.

For the period ended July 31, 2011, the Funds incurred the following expenses for administration, fund accounting, transfer agency, custody, and Chief Compliance Officer fees:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Administration	$38,524	$38,524	$31,353
Fund Accounting	41,046	37,616	39,481
Transfer Agency (excludes out-of-pocket expenses)	34,186	33,958	23,582
Custody	81,574	30,972	57,432
Chief Compliance Officer	7,662	7,662	7,662

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A shares and up to 1.00% of the All Cap Core Fund’s and Enhanced Dividend Fund’s Class C shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. For the period ended July 31, 2011, the Funds paid the Distributor as follows:

	Class A	Class C
All Cap Core Fund	$975	$11,679
Enhanced Dividend Fund	1,586	15,029
Small/Mid Cap Growth Fund	2,053	N/A

NOTE 6 – SHAREHOLDER SERVICING FEE

The Funds have entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Funds may pay servicing fees at an annual rate of 0.25% of the average daily net assets of each class. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Funds may reasonably request. For the period ended July 31, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund incurred, under the Agreement, shareholder servicing fees as follows:

	Class A	Class C	Class I
All Cap Core Fund	$975	$2,920	$33,458
Enhanced Dividend Fund	1,586	3,758	12,560
Small/Mid Cap Growth Fund	2,053	—	8,818

NOTE 7 – PURCHASES AND SALES OF SECURITIES

For the period ended July 31, 2011, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Cost of Purchases	Proceeds from Sales
All Cap Core Fund	$37,414,687	$6,983,414
Enhanced Dividend Fund	16,355,319	2,924,882
Small/Mid Cap Growth Fund	10,452,392	4,485,378

NOTE 8 – LINES OF CREDIT

Effective April 5, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund have lines of credit in the amount of $3,500,000, $2,000,000, and $1,000,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the period ended July 31, 2011, the Funds did not draw upon their lines of credit.

O’Shaughnessy Mutual Funds

Notes to Financial Statements (Continued)
at July 31, 2011

NOTE 9 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended July 31, 2011 was as follows:

Ordinary Income
All Cap Core Fund	$30,952
Enhanced Dividend Fund	265,670
Small/Mid Cap Growth Fund	30,346

Ordinary income distributions may include dividends paid from short-term capital gains.

As of July 31, 2011, the components of accumulated earnings/(losses) on a tax basis were as follows:

	All Cap	Enhanced	Small/Mid Cap
	Core Fund	Dividend Fund	Growth Fund
Cost of investments	$31,764,304	$13,864,345	$6,200,293
Gross tax unrealized appreciation	1,752,278	738,225	1,121,547
Gross tax unrealized depreciation	(1,633,899)	(602,986)	(455,577)
Net tax unrealized appreciation	118,379	135,239	665,970
Undistributed ordinary income	279,782	139,995	—
Undistributed long-term capital gain	—	—	—
Total distributable earnings	279,782	139,995	—
Other accumulated gains/(losses)	—	(4)	—
Total accumulated earnings/(losses)	$398,161	$275,230	$665,970

The difference between book-basis and tax-basis net unrealized appreciation and cost is attributable primarily to the tax deferral of losses on wash sales adjustments.

O’Shaughnessy Mutual Funds

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Advisors Series Trust and
Shareholders of
O’Shaughnessy Mutual Funds

We have audited the accompanying statements of assets and liabilities of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2011, and the related statements of operations, the statements of changes in net assets and the financial highlights for the period August 16, 2010 (commencement of operations) to July 31, 2011.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, and O’Shaughnessy Small/Mid Cap Fund as of July 31, 2011, the results of their operations, the change in their net assets, and their financial highlights for the period August 16, 2010 to July 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
September 26, 2011

O’Shaughnessy Mutual Funds

Notice to Shareholders
at July 31, 2011 (Unaudited)

For the period ended July 31, 2011, the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund designated $30,952, $265,670, and $30,346, respectively, as ordinary income for purposes of the dividends paid deduction.

For the period ended July 31, 2011, certain dividends paid by the O’Shaughnessy Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100.00%, 100.00%, and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended July 31, 2011 was 100.00%, 24.62%, and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the period ended July 31, 2011 was 41.33%, 0.10%, and 100.00% for the All Cap Core Fund, Enhanced Dividend Fund, and Small/Mid Cap Growth Fund, respectively.

For the period ended July 31, 2011, the Enhanced Dividend Fund earned foreign source income and paid foreign taxes, which it intends to pass through to its shareholders pursuant to section 853 of the Internal Revenue Code as follows:

	Foreign Sourced Income Earned	Taxes Paid
Australia	$9,267	$—
Bermuda	590	89
Brazil	35,019	336
Canada	23,422	3,513
China	3,505	351
Finland	12,285	1,843
France	30,274	7,569
Germany	27,114	2,754
Great Britain	42,278	—
Hong Kong	4,313	386
Ireland	5,882	—
Italy	15,914	4,297
Japan	4,402	308
Republic of Korea	2,622	433
Mexico	7,101	—
Netherlands	8,087	973
Norway	9,538	1,431
Portugal	29,962	8,645
Russia	12,414	1,862
South Africa	1,124	—
Spain	19,146	3,638
Sweden	3,019	453
Switzerland	425	—
Taiwan	8,363	1,673
United States	94,380	—

O’Shaughnessy Mutual Funds

Notice to Shareholders (Continued)
at July 31, 2011 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2011

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Funds’ Form N-Q is also available, upon request, by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement
(Unaudited)

At a meeting held on June 3, 2010, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the O’Shaughnessy All Cap Core Fund, O’Shaughnessy Enhanced Dividend Fund, O’Shaughnessy Small/Mid Cap Growth Fund, O’Shaughnessy Global Equity Fund, O’Shaughnessy International Equity Fund (the “O’Shaughnessy Funds”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Funds, the Advisor and the services expected to be provided by the Advisor to the Funds under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the O’Shaughnessy Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Advisor that would be involved in the day-today activities of the O’Shaughnessy Funds.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record and the Advisor’s business continuity plan.  The Board also considered the advisor’s business plan, noting that the Advisor had previously managed mutual funds with the same strategies in a sub-advisory capacity.  After discussion, the Board concluded that the Advisor has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the O’Shaughnessy Funds, the Board reviewed and compared the Funds’ anticipated fees and expenses to those funds in their respective peer groups, as well as the fees and expenses for similar types of accounts managed by the Advisor.  The Board viewed such information as a whole as useful in assessing whether the adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

The Board noted that the Advisor was agreeing to waive its advisory fees or reimburse the O’Shaughnessy Funds for certain of each Fund’s expenses to the extent necessary to maintain an annual expense ratio of 1.24% or 1.44% for Class A shares, 1.99% for Class C shares and 0.99% or 1.19% for Class I shares, depending on the strategy of the Fund.

•
The Board noted that the O’Shaughnessy All Cap Core Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A and Class C shares and Shareholder Servicing Plan fee for Class A, Class C, and Class I shares, were above its peer group median and average for Class A and Class C shares, though the total operating expenses for the Class I shares was below its peer group median and average.  The Board also noted that the expected contractual advisory fee was slightly above its peer group average and slightly below the peer group median, while the contractual advisory fee was less than the fee charged by the Advisor to its other investment management clients.

•
The Board noted that the O’Shaughnessy Enhanced Dividend Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A and Class C shares and Shareholder Servicing Plan fee for Class A, Class C, and Class I shares, were below its peer group median and average for Class A and Class I shares and above its peer group median for Class C shares.  The Board also noted that the expected contractual advisory fee was below its peer group median and average, and the contractual advisory fee was also less than the fee charged by the Advisor to its other investment management clients.

O’Shaughnessy Mutual Funds

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

•
The Board noted that the O’Shaughnessy Small/Mid Cap Growth Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A shares and Shareholder Servicing Plan fee for Class A and Class I shares, were above its peer group median for Class A shares and below its peer group median for Class I shares and were below its peer group average for all classes.  The Board also noted that the expected contractual advisory fee was below its peer group median and average, and the contractual advisory fee was also less than the fee charged by the Advisor to its other investment management clients.

•
The Board noted that the O’Shaughnessy Global Equity Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A shares and Shareholder Servicing Plan fee for Class A and Class I shares, were above its peer group median and average for Class A shares and below its peer group median and average for Class I shares.  The Board also noted that the expected contractual advisory fee was above its peer group average and equal to its peer group median, though the contractual advisory fee was less than the fee charged by the Advisor to its other investment management clients.

•
The Board noted that the O’Shaughnessy International Equity Fund’s expected total operating expenses, which include a Rule 12b-1 Plan fee for Class A shares and Shareholder Servicing Plan fee for Class A and Class I shares, were above its peer group median for Class A shares and below its peer group median for Class I shares and were below its peer group average for all classes.  The Board also noted that the expected contractual advisory fee was below its peer group median and average, and the contractual advisory fee was also less than the fee charged by the Advisor to its other investment management clients.

The Board concluded that the fees to be paid to the Advisor were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Advisor as the assets of the O’Shaughnessy Funds grew.  The Board noted that the Advisor would be contractually agreeing to reduce its advisory fees or reimburse expenses indefinitely, but in no event for less than a one year term, so that the O’Shaughnessy Funds do not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared by the Advisor at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Advisor from its relationship with the O’Shaughnessy Funds.  The Board reviewed the Advisor’s financial information and took into account both the expected direct benefits and the indirect benefits to the Advisor from advising the O’Shaughnessy Funds.  The Board considered the expected profitability to the Advisor from its relationship with the O’Shaughnessy Funds and considered any additional benefits that may be derived by the Advisor from its relationship with the O’Shaughnessy Funds, such as benefits received in exchange for Rule 12b-1 fees on the Funds.  After such review, the Board determined that the expected profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor should be able to maintain adequate profit levels to support the services it provides to the O’Shaughnessy Funds.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with O’Shaughnessy, including advisory fees, was fair and reasonable to the Funds.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Funds and its shareholders.

O’Shaughnessy Mutual Funds

Information About Trustees and Officers
(Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

Number of
Portfolios
		Term of		in Fund	Other
	Position	Office and		Complex	Directorships
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Held During
and Age	the Trust	Time Served	During Past Five Years	Trustee(2)	Past Five Years

Independent Trustees(1)

Sallie P. Diederich (age 61)	Trustee	Indefinite	Independent Mutual Fund Consultant,	5	None.
615 E. Michigan Street		term since	(1995 to present); Advisor Corporate
Milwaukee, WI 53202		January 2011.	Controller, Transamerica Fund
Management Company (1994 to
1995); Senior Vice President, Mutual
Fund and Custody Operations, Putnam
Investments (1992 to 1993); Vice
President and Controller, Mutual Fund
Accounting, American Capital Mutual
Funds (1986 to 1992).

Donald E. O’Connor (age 75)	Trustee	Indefinite	Retired; former Financial Consultant	5	Trustee, The
615 E. Michigan Street		term since	and former Executive Vice President		Forward Funds
Milwaukee, WI 53202		February 1997.	and Chief Operating Officer of ICI		(35 portfolios).
Mutual Insurance Company
(until January 1997).

George J. Rebhan (age 77)	Trustee	Indefinite	Retired; formerly President, Hotchkis	5	Independent
615 E. Michigan Street		term since	and Wiley Funds (mutual funds)		Trustee from
Milwaukee, WI 53202		May 2002.	(1985 to 1993).		1999 to 2009,
E*TRADE
Funds.

George T. Wofford (age 71)	Trustee	Indefinite	Retired; formerly Senior Vice	5	None.
615 E. Michigan Street		term since	President, Federal Home Loan
Milwaukee, WI 53202		February 1997.	Bank of San Francisco.

Interested Trustee

Joe D. Redwine(3) (age 64)	Interested	Indefinite	President, CEO, U.S. Bancorp Fund	5	None.
615 E. Michigan Street	Trustee	term since	Services, LLC (May 1991 to present).
Milwaukee, WI 53202		September 2008.

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Officers

Joe D. Redwine (age 64)	Chairman	Indefinite	President, CEO, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street	and Chief	term since	(May 1991 to present).
Milwaukee, WI 53202	Executive	September 2007.
Officer

Douglas G. Hess (age 44)	President	Indefinite	Vice President, Compliance and Administration, U.S. Bancorp Fund
615 E. Michigan Street	and	term since	Services, LLC (March 1997 to present).
Milwaukee, WI 53202	Principal	June 2003.
Executive
Officer

O’Shaughnessy Mutual Funds

Information About Trustees and Officers (Continued)
(Unaudited)

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years

Cheryl L. King (age 49)	Treasurer	Indefinite	Assistant Vice President, Compliance and Administration,
615 E. Michigan Street	and	term since	U.S. Bancorp Fund Services, LLC (October 1998 to present).
Milwaukee, WI 53202	Principal	December 2007.
Financial
Officer

Michael L. Ceccato (age 53)	Vice	Indefinite	Vice President, U.S. Bancorp Fund Services, LLC (February 2008
615 E. Michigan Street	President,	term since	to present); General Counsel/Controller, Steinhafels, Inc.
Milwaukee, WI 53202	Chief	September 2009.	(September 1995 to February 2008).
Compliance
Officer and
AML Officer

Jeanine M. Bajczyk, Esq. (age 46)	Secretary	Indefinite	Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC
615 E. Michigan Street		term since	(May 2006 to present); Senior Counsel, Wells Fargo Funds
Milwaukee, WI 53202		June 2007.	Management, LLC (May 2005 to May 2006); Senior Counsel,
Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

The Statement of Additional Information includes additional information about the Funds’ Trustees and Officers and is available, without charge, upon request by calling 1-877-291-7827.

O’Shaughnessy Mutual Funds

Privacy Notice

The Funds collect non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul Hastings LLP
75 East 55th Street
New York, New York 10022

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Sallie P. Diederich is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 7/31/2011
Audit Fees	$39,600
Audit-Related Fees	N/A
Tax Fees	$8,400
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 7/31/2011
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.  The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 7/31/2011
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*                   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     10/3/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     10/3/11

By (Signature and Title)*                   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     10/3/11

* Print the name and title of each signing officer under his or her signature.